Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,605)	$ (3,651)	$ (229,447)
Net loss from continuing operation	(13,606)	(3,651)	(229,186)
Net gain/(loss) from discontinued operation	1		(261)
Adjustments for:
Depreciation of property, plant and equipment	10,904	4,975	7,960
Depreciation of right-of-use asset	377	800	693
Share-based compensation	7,735	7,264	14,714
Accretion of finance leases	6	32	75
Allowance for expected credit losses - accounts receivable	196	451	(500)
Allowance for expected credit losses - other receivables	(1,044)	228	170,842
Impairment of intangible assets	781	970	8,425
Impairment of mining equipment		4,455	25,043
Inventory impairment	2,571	194	16,786
Adjustments, total	21,526	19,369	244,038
Changes in operating assets and liabilities:
Accounts receivable	(2,017)	1,172	17,911
Investment securities		(307)
Other receivables	(69,267)	(25,194)	(60,083)
Amount due from related parties	29,745	29,456	(53,732)
Inventories	(5,283)	13,204	(5,267)
Intangible assets	(9,258)	(15,960)	(329)
Accrued liabilities	6,306	(5,193)	1,076
Tax (recoverable)/payable	(452)	1,247	3,650
Accounts payable	(24,229)	(94)	1,458
Other payables	4,352	(4,795)	5,760
Amount due to related parties	(999)	998	607
Lease liabilities	(377)	(544)	921
Net cash generated from/(used in) operating activities from continuing operations	(63,559)	9,708	(73,176)
Net cash generating from discontinued operating activities	1		261
Net cash generated from/(used in) operating activities	(63,558)	9,708	(72,915)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment			(16,030)
Net cash used in investing activities from continuing operations			(16,030)
Net cash used in investing activities from discontinued operation
Net cash used in investing activities			(16,030)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of principle portion of lease liabilities	(288)	(288)	(768)
Proceed from share issuance, net of issuance costs	24,838	17,884	18,463
Proceeds from disposal of subsidiaries			17,000
Net cash generated from financing activities	24,550	17,596	34,695
EFFECT OF EXCHANGE RATES ON CASH	(2,685)	(7,619)	(24,283)
NET CHANGES IN CASH AND CASH EQUIVALENTS	(41,693)	19,685	(78,533)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	279,177	259,492	338,025
CASH AND CASH EQUIVALENTS, END OF YEAR	237,484	279,177	264,434
LESS: CASH AND CASH EQUIVALENTS, FROM THE DISCONTINUED OPERATIONS			4,942
Supplemental cash flow information
Cash paid for income tax	$ 12	$ 684	$ 1,032